Shareholder Report, Average Annual Return (Details) 190964_Amplify CWP International Enhanced Dividend Income ETF_TF_TSR Annual {TF}	12 Months Ended	37 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify CWP International Enhanced Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify CWP International Enhanced Dividend Income ETF NAV
Average Annual Return, Percent	28.63%	20.97%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	16.45%	17.36%
S&P World Ex-U.S. Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P World Ex-U.S. Index (USD) TR
Average Annual Return, Percent	17.13%	19.16%